Capital Structure - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended		24 Months Ended
	Jul. 21, 2020	Jul. 20, 2020	Dec. 31, 2019	Jul. 31, 2020	Sep. 30, 2017	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Aug. 17, 2020	Apr. 01, 2020	May 31, 2019	Dec. 31, 2015	May 31, 2015
Class of Stock [Line Items]
Common stock, shares, issued			3,166,946			37,107,522			37,107,522		3,166,946			48,932	0
Proceeds from issuance of convertible preferred stock									$ 36,228	$ 2,601
Total issuance costs									$ 3,183
Preferred stock, share outsatanding			0			0			0		0
Warrants issued to purchase														61,292
Warrant exercise price per share														$ 9.4972
Common Stock
Class of Stock [Line Items]
Shares issued						9,775,000
Warrants to purchase common stock	61,292
Common stock exercise price per share	$ 9.4972
Predecessor Company
Class of Stock [Line Items]
Common stock, shares, issued			3,166,946								3,166,946	3,161,747					2,127,460
Share price																	$ 0.033
Shares subject to repurchase			0								0	113,864
Proceeds from issuance of convertible preferred stock											$ 5,917
Total issuance costs											$ 2,601
Contingent mandatory conversion											Upon the closing of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, or pursuant to a corresponding securities issuance application process in any non-U.S. jurisdiction, covering the offer and sale of the Company’s ordinary shares in which (i) the per share price is not less than $15.19540 (as adjusted for any share dividends, combinations, splits, recapitalizations and the like with respect to such shares after the filing date hereof) and (ii) the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $50.0 million then all outstanding Preferred Shares shall automatically be converted into a number of ordinary shares
Common stock exercise price per share			$ 1.91								$ 1.91	$ 1.85
Approval of holder | Predecessor Company
Class of Stock [Line Items]
Preferred stock, share outsatanding			1,367,656								1,367,656
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Warrants issued to purchase	61,292
Warrant exercise price per share	$ 9.4972
Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of convertible preferred stock							11,055,966	1,016,727
Cumulative dividends		$ 18,000
Preferred stock, cumulative dividends percentage									6.00%
Cumulative preferred stock dividend convertible shares issued upon conversion		2,564,759
Convertible Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Issuance of convertible preferred stock											1,016,727
Cumulative dividends											$ 12,700	$ 8,700
Preferred stock, cumulative dividends percentage											6.00%
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Share price						$ 6.58			$ 6.58
Series A Convertible Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Share price			$ 6.58								$ 6.58
Series B and C Convertible Preferred Stock
Class of Stock [Line Items]
Share price						$ 9.4972			$ 9.4972
Series A Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Share price													$ 6.58
Issuance of convertible preferred stock					3,826,469								5,470,612
Proceeds from issuance of convertible preferred stock					$ 1,200								$ 34,800
Total issuance costs					200
Gross proceeds from issuance of shares					$ 37,200
Series A Preferred Stock | Predecessor Company | Series A Purchase Agreement
Class of Stock [Line Items]
Convertible preferred stock authorized for sale and issuance																		5,470,625
Series A Preferred Stock | Predecessor Company | Note Purchase Agreement
Class of Stock [Line Items]
Note, principal amount																		$ 25,000
Series B Preferred Stock | Predecessor Company
Class of Stock [Line Items]
Share price			$ 9.4972								$ 9.4972					$ 9.4972
Convertible preferred stock authorized for sale and issuance																2,145,370
Issuance of convertible preferred stock			1,016,727
Proceeds from issuance of convertible preferred stock			$ 9,600
Total issuance costs			$ 200
Initial Public Offering | Common Stock
Class of Stock [Line Items]
Total issuance costs	$ 13,000			$ 13,000
Shares issued	9,775,000			9,775,000
Net proceeds from initial public offering	$ 169,500			$ 169,500
Payment for offering related expense	$ 3,200			$ 3,200
Convertible shares converted into common stock	23,934,533			23,934,533